financial instruments - Significant unobservable inputs used in the fair value measurement (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets
Balance, beginning of period	$ 56,136	$ 54,069
Assets	56,136	54,069
Wind discount risk | Virtual power purchase agreements unrealized change in forward element | At fair value
Disclosure of fair value measurement of assets
Included in net income, excluding income taxes		193
Balance, beginning of period	193	193
Assets	$ 193	$ 193
Wind discount risk | Level 3
Disclosure of fair value measurement of assets
Percentage of electric power pool price	77.00%	78.00%
Solar premium risk | Level 3
Disclosure of fair value measurement of assets
Percentage of electric power pool price	125.00%	125.00%